December 19, 2014

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Money Market Reserves (the Trust) File No. 2-52698

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Alexander Smith
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Asen Parachkevov
U.S. Securities and Exchange Commission